Equity-Accounted Investees (Tables)	12 Months Ended
Dec. 31, 2024
Equity Accounted Investees
Schedule of details of equity accounted investees

		Thousands of Euros		Thousands of Euros
	% ownership (*)	31/12/2024	% ownership (*)	31/12/2023 (')
Shanghai RAAS Blood Products Co., Ltd.	—%	—	6.58%	361,394
Grifols Egypt Plasma Derivatives	49.00%	63,063	49.00%	46,263
BioDarou P.J.S. Co.	49.00%	5,933	49.00%	11,265
Total equity accounted investees with similar activity to that of the Group		68,996		418,922
Mecwins, S.A.	—%	—	24.59%	2,841
Total of the rest of equity accounted investees		—		2,841

Total equity-accounted investees		68,996		421,763

(*) This percentage also refers to the voting interest.

(‘) Restated figures (Note 2.d.)

Schedule of movement in investments in equity-accounted investees

	Thousands of Euros
	2024
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai
	RAAS Blood	Grifols Egypt
	Products Co.,	Plasma	BioDarou P.J.S.		Mecwins,
	Ltd.	Derivatives	Co.	Total	S.A.	Total	Total
Balance at 1 January (*)	361,394	46,263	11,265	418,922	2,841	2,841	421,763

Acquisitions	—	40,250	—	40,250	—	—	40,250
Share of profit / (losses)	12,595	333	(4,388)	8,540	—	—	8,540
Share of other comprehensive income / translation differences	435	(23,783)	4,882	(18,466)	—	—	(18,466)
Collected dividends	(6,724)	—	—	(6,724)	—	—	(6,724)
Impairment loss	—	—	(5,826)	(5,826)	—	—	(5,826)
Transfers	(367,700)	—	—	(367,700)	(2,841)	(2,841)	(370,541)
Balance at 31 December	—	63,063	5,933	68,996	—	—	68,996

(*) Restated figures (Note 2.d.)

	2023
	Equity accounted investees with similar activity to that of the Group				Rest of equity accounted investees
	Shanghai RAAS	Grifols Egypt			Albajuna
	Blood Products	Plasma	BioDarou		Therapeutics,
	Co., Ltd.	Derivatives	P.J.S. Co.	Total	S.L.	Mecwins, S.A.	Total	Total
Balance at 1 January (*)	1,453,210	36,111	5,051	1,494,372	622	2,965	3,587	1,497,959

Acquisitions	—	20,342	—	20,342	—	—	—	20,342
Share of profit / (losses)	61,979	(1,025)	2,786	63,740	(798)	(124)	(922)	62,818
Share of other comprehensive income / translation differences (1)	(57,048)	(9,165)	3,846	(62,367)	176	—	176	(62,191)
Collected dividends	(6,891)	—	—	(6,891)	—	—	—	(6,891)
Uncollected dividends	—	—	(418)	(418)	—	—	—	(418)
Transfers (*)	(1,089,856)	—	—	(1,089,856)	—	—	—	(1,089,856)
Balance at 31 December (*)	361,394	46,263	11,265	418,922	—	2,841	2,841	421,763

(*) Restated figures (Note 2.d.)

(1)Due to an imprecision sign of the subheading “Equity accounted investees / Translation differences” of the Consolidated Statement of Comprehensive Income for the years 2023 and 2022, in the current financial year the sign of this caption has been modified, with the counterpart item being the subheading “Translation differences”, of the consolidated Statement of Comprehensive Income. As a result of this imprecision, this subheading has been modified for the amount of Euros 124 million and Euros 61 million as of December 31, 2023 and 2022, respectively, against the subheading “Participation in other comprehensive income of the investments accounted for by the equity method - Translation differences”. This imprecision has not had any impact on the total heading “Translation differences” considered globally in the Consolidated Balance Sheet.

	Thousands of Euros
	2022
	Equity accounted investees with similar activity to that of the Group					Rest of equity accounted investees

	Access	Shanghai RAAS	Grifols Egypt			Albajuna
	Biologicals	Blood Products	Plasma	BioDarou		Therapeutics,	Mecwins,
	LLC	Co., Ltd.	Derivatives	P.J.S. Co.	Total	S.L	S.A.	Total	Total
Balance at 1 January (*)	53,264	1,452,378	31,847	—	1,537,489	1,910	3,159	5,069	1,542,558
Acquisitions	—	—	—	4,534	4,534	—	—	—	4,534
Transfers	(129,459)	—	—	—	(129,459)	—	—	—	(129,459)
Share of profit / (losses)	76,895	26,680	865	(962)	103,478	(1,288)	(194)	(1,482)	101,996
Share of other comprehensive income / translation differences	3,028	(18,859)	(16,419)	1,479	(30,771)	—	—	—	(30,771)
Collected dividends	(3,728)	(6,989)	—	—	(10,717)	—	—	—	(10,717)
Others	—	—	19,818	—	19,818	—	—	—	19,818
Balance at 31 December (*)	—	1,453,210	36,111	5,051	1,494,372	622	2,965	3,587	1,497,959

(*) Restated figures (Note 2.d.)

(1)Due to an imprecision in the sign of the subheading “Equity accounted investees / Translation differences” of the Consolidated Statement of Comprehensive Income for the years 2023 and 2022, in the current financial year the sign of this caption has been modified, with the counterpart item being the subheading “Translation differences”, of the consolidated Statement of Comprehensive Income. As a result of this imprecision, this subheading has been modified for the amount of Euros 124 million and Euros 61 million as of December 31, 2023 and 2022, respectively, against the subheading “Participation in other comprehensive income of the investments accounted for by the equity method - Translation differences”. This imprecision has not had any impact on the total heading “Translation differences” considered globally in the Consolidated Balance Sheet.

Schedule of share price

Agreed price in transaction
	with Haier	31/12/2023	Date of acquisition
SRAAS shares price	CNY 9.405	CNY 8.00	CNY 7.91

Schedule of last financial statements available for the main equity-accounted investments of Grifols

	Thousands of Euros
	31/12/2024	31/12/2023
		Shanghai RAAS
	Grifols Egypt	Blood Products Co.	Grifols Egypt
	Plasma Derivatives	Ltd.	Plasma Derivatives
Non-current assets	71,167	2,990,702	74,169
Current assets	64,680	561,804	28,131
Cash and cash equivalents	47,993	512,309	36,947
Non-current liabilities	(1,296)	(2,182)	(1,996)
Non-current financial liabilities	(8,048)	(211)	(11,044)
Current liabilities	(45,796)	(263,827)	(31,793)
Net assets	128,700	3,798,595	94,414

P&L:

	Thousands of Euros
	2024	2023		2022
	Grifols Egypt	Shanghai RAAS	Grifols Egypt	Shanghai RAAS	Grifols Egypt
	Plasma	Blood Products	Plasma	Blood Products	Plasma
	Derivatives	Co. Ltd.	Derivatives	Co. Ltd.	Derivatives
Net revenue	13,941	778,328	196	700,831	—
Net profit	(2,318)	234,416	(4,423)	227,000	3,397

Schedule of estimated payment for minimum production

	Thousand
	US Dollar	Euros
2025	78,888	75,131
2026	62,428	59,455
Total	141,316	134,586

Biotek America LLC
Equity Accounted Investees
Schedule of consolidated financial statements

	Thousands of
	US Dollars		Euros
	31/12/2024	31/12/2023*	31/12/2024	31/12/2023*
Non-current assets	54,309	120,133	52,275	108,718
Current assets	26,623	46,877	25,626	42,423
Total assets	80,932	167,010	77,901	151,141

Non-current liabilities	55,674	119,449	53,589	108,099
Current liabilities	46,759	71,706	45,008	64,892
Total liabilities	102,433	191,155	98,597	172,991

Grifols' balances	5,965	12,556	5,742	11,363
Total Equity	(21,501)	(36,701)	(20,696)	(33,213)

	Thousands of
	US Dollars		Euros
	2024	2023	2024	2023
Net revenue	206,125	271,693	189,957	251,805
Net profit	6,248	(18,453)	5,743	(16,997)

(*) Restated figures (Note 2.d.)